ACCUMULATED OTHER COMPREHENSIVE INCOME (Summary of Reclassification from Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating and administrative expense	$ 1,129.0	$ 572.2
Deferred income tax recovery (note 19)	(287.6)	(64.0)
Net income (loss)	(435.1)	91.6
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Deferred income tax recovery (note 19)	(0.2)	(0.4)
Net income (loss)	0.5	0.9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Pension And PRB Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating and administrative expense	$ 0.7	$ 1.3